Fair value measurement	12 Months Ended
Dec. 31, 2020
Disclosure of financial liabilities [abstract]
Fair value measurement

28.   Fair value measurement

Fair value of assets and liabilities that are measured at fair value on a recurring basis

The following table provides the fair value measurement hierarchy of the Company’s assets and liabilities that are carried at fair value in the statement of financial position:

	December 31, 2020
		Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
	Total	(Level 1)	(Level 2)	(Level 3)
	US$'000	US$'000	US$'000	US$'000
Other financial assets (Note 10):
Listed equity securities	2,609	2,609	—	—
Other liabilities (Note 21)
Contingent consideration in a business combinations	(16,632)	—	—	(16,632)

	December 31, 2019
		Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
	Total	(Level 1)	(Level 2)	(Level 3)
	US$'000	US$'000	US$'000	US$'000
Other financial assets (Note 10):
Listed equity securities	5,544	5,544	—	—
Other financial liabilities (Note 19):
Derivative financial instruments - cross currency swap	(9,600)	—	(9,600)	—
Derivative financial instruments - interest rate swaps	—	—	—	—
Other liabilities (Note 21)
Contingent consideration in a business combinations	(21,965)	—	—	(21,965)

Cross currency swap

The cross currency swap is valued using a discounted cash flow technique. The valuation model incorporates foreign exchange spot and forward rates, yield curves of the respective currencies, currency basis spreads between the respective currencies and forward interest rates. The valuation also incorporates a credit risk adjustment,  calculated based on credit spreads derived from current credit default swap prices (see Note 19).

In March, 2020, the Company closed out the cross currency swap resulting in the receipt of cash proceeds of $3,608 thousand. The fair value of the swap at December 31, 2020 was $  nil.

The fair value of the swap at December 31, 2019 was a liability of $9,600 thousand, which is categorized as a level 2 measurement in the fair value hierarchy as it is based on valuation techniques for which the inputs are directly or indirectly observable. The fair value is calculated as the present value of the estimated future cash flows and is subject to a credit risk adjustment that reflect the credit risk of the Company; this is calculated based on credit spreads derived from current credit default swap prices.

Interest rate swaps

Interest rate swaps are valued using a discounted cash flow technique. Future cash flows are estimated based on forward interest rates (from observable yield curves at the end of the reporting period) and contract interest rates, discounted at a rate that reflects the credit risk of various counterparties.

Biological assets

Biological assets comprise timber farms in South Africa, which are a source of raw materials used for the production of silicon metal. The timber farms plantations are measured at fair value less the incremental costs to be incurred until the related products are at the point of sale. The changes in the fair value of this asset are recognized in the income statement in the line “net gain (loss) due to changes in the value of assets” (see Note 25.5).

As of December 31, 2019, the Company divested of certain timber farm plantations and associated property, plant and equipment, which resulted in proceeds of $8,668 thousand.

The fair value of the remaining timber farm plantations at December 31, 2019 was based on indicative offers received.

The changes in fair value of biological assets classified at level 3 in the hierarchy were as follows:

Level 3
US$'000
January 1, 2019	7,790
Loss recognised in profit or loss (Note 25.5)	(530)
Disposal of biological assets	(7,365)
Translation differences	105
December 31, 2019	—
Loss recognised in profit or loss (Note 25.5)	—
Disposal of biological assets	—
Translation differences	—
December 31, 2020	—